Investments in Investees (Details 11) ₪ in Millions, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Rental Income				₪ 2,831	$ 817	₪ 2,841	[1]	₪ 2,808	[1]
Property operating expenses				865	249	870	[1]	866	[1]
Net operating rental income				1,966	568	1,971	[1]	1,942	[1]
Fair value gain (loss) from investment property and investment property under development, net				(42)	(12)	245	[1]	(497)	[1]
General and administrative expenses				386	111
Other income				168	47	26	[1]	27	[1]
Other expenses				166	48	223	[1]	755	[1]
Company's share in earnings of equity-accounted investees, net				434	125	106	[1]	126	[1]
Operating income				1,974	569	1,689	[1]	393	[1]
Finance expenses				1,085	313	1,127	[1]	1,079	[1]
Finance income				314	91	255	[1]	798	[1]
Tax expense (income), continuing operations				(327)	(94)	153	[1]	(253)	[1]
Net income				1,249	360	3,180	[1],[2]	2,306	[1]
Other comprehensive income				754	217	(447)	[2],[3]	(3,473)	[3]
Net income from discontinued operations, net				(281)	(81)	2,516	[1]	1,941	[1]
Allocated to:
Equity holders of the Company				2,095	604	736	[2]	(901)	[2]
Non-controlling interests				(92)	(27)	1,997	[2]	(266)	[2]
Dividend to equity holders of the company				₪ (671)	$ (194)	(1,285)		(1,078)
FCR [Member]
Disclosure of joint ventures [line items]
Rental Income		₪ 494	₪ 1,433			1,960		2,001
Property operating expenses		(192)				(737)		(747)
Net operating rental income		302				1,223		1,254
Fair value gain (loss) from investment property and investment property under development, net		500	756			641		125
General and administrative expenses		(28)				(106)		(118)
Other income						12
Other expenses						(13)		(40)
Company's share in earnings of equity-accounted investees, net		6				36		38
Operating income		780				1,793		1,259
Finance expenses		(134)				(473)		(507)
Finance income		35				70		51
Tax expense (income), continuing operations		(109) [4]	(240)			(283)	[4]	(174)	[4]
Net income	[5]		1,244
Other comprehensive income	[6]
Net income from discontinued operations, net		572				1,107		629
Other comprehensive income from discontinued operations		(1)				16		(24)
Total comprehensive income from discontinued operation		571	1,244			1,123		605
Company's share in FCR's comprehensive income			389
Amortization of fair value adjustment			13
Total			402
Allocated to:
Equity holders of the Company		205				409		258
Non-controlling interests		366				714		347
Total Allocated		₪ 571				₪ 1,123		₪ 605
Dividend to equity holders of the company			₪ 142

[1]	Reclassified, refer to note 2ff.
[2]	Reclassified, refer to Note 2dd.
[3]	Reclassified, refer to Note 2f.
[4]	Includes adjustments for deferred taxes expenses.
[5]	Including acquisition-adjustments amortization.
[6]	Represents an amounts of less than 1 million.